Inventories (Tables)	12 Months Ended
Mar. 31, 2018
Classes of current inventories [abstract]
Schedule of inventories
	March 31, 2018	March 31, 2017
Raw materials	$209,162	$3,761,813
Finished goods	160,558,326	266,751,906
Stores, spares and others	511,375	2,550,120
Total	$161,278,863	$273,063,839